CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss		¥ (550,100,000)	$ (77,483)	¥ (745,883,000)	¥ (1,026,354,000)
Net loss from discontinued operations				(6,105,000)	(100,267,000)
Depreciation and amortization		29,641,000	4,175	42,213,000	30,098,000
Share-based compensation		30,797,000	4,338	70,709,000	72,201,000
Fair value changes of short-term investments		109,000	15	(626,000)	668,000
(Reversal)/Allowance for expected credit losses		9,103,000	1,282	6,863,000	(4,523,000)
Provision of allowance for inventories		6,488,000	914	3,149,000	10,176,000
Impairment of long-term investments		43,740,000	6,161	10,300,000	7,000,000
Impairment of intangible assets from business combination (Note 5)		0		0	56,778,000
Remeasured loss from previously held interest (Note 5)					2,456,000
Deferred income taxes (Note 10)					(8,963,000)
Unrealized exchange losses/(gains)		(1,683,000)	(237)	(952,000)	1,391,000
Others		8,548,000	1,204	6,223,000	3,048,000
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable		44,030,000	6,201	(163,475,000)	24,841,000
Inventories		8,705,000	1,226	20,002,000	(146,709,000)
Prepayment and other current assets		18,263,000	2,574	9,173,000	25,880,000
Amounts due from NetEase Group		(18,229,000)	(2,568)	(1,696,000)	(2,111,000)
Operating lease right-of-use assets		39,439,000	5,555	33,906,000	29,022,000
Other assets		551,000	78	(11,860,000)	(6,327,000)
Contract liabilities		(14,663,000)	(2,065)	9,281,000	115,462,000
Accounts payables		(123,355,000)	(17,374)	121,348,000	12,453,000
Payroll payable		16,339,000	2,301	19,468,000	85,423,000
Taxes payable		1,536,000	216	(2,415,000)	(2,156,000)
Accrued liabilities and other payables		35,864,000	5,051	75,843,000	34,344,000
Amounts due to NetEase Group		13,621,000	1,918	(14,232,000)	11,640,000
Long-term lease liabilities		(44,354,000)	(6,247)	(23,642,000)	(47,939,000)
Other non-current liabilities		7,482,000	1,054	(1,214,000)	(1,632,000)
Net cash used in continuing operating activities		(438,145,000)	(61,711)	(531,412,000)	(623,566,000)
Net cash used in discontinued operating activities				(71,711,000)	(722,844,000)
Net cash used in operating activities		(438,100,000)	(61,711)	(603,123,000)	(1,346,410,000)
Cash flows from investing activities:
Purchases of short-term investments		(110,000,000)	(15,492)	(1,258,223,000)	(779,500,000)
Proceeds of maturities of short-term investments		270,195,000	38,056	1,530,528,000	860,000,000
Placements of time deposits		(277,000)	(39)	(273,000)	(897,916,000)
Proceeds from maturities of time deposits		273,000	38	268,000	907,759,000
Cash paid for business combinations, net of cash acquired		(4,218,000)	(594)		43,216,000
Loans to third parties and other related parties		(31,405,000)	(4,424)	(36,500,000)
Repayment of loans from third parties		25,000,000	3,521	10,500,000
Purchase of intangible assets				(1,100,000)	(596,000)
Purchases of property, equipment and software		(17,850,000)	(2,514)	(68,657,000)	(63,477,000)
Proceeds from disposal of property, equipment and software		1,355,000	191	1,418,000	2,114,000
Impact on cash and cash equivalents from an entity disposed					(1,521,000)
Payment for long-term investments		(7,500,000)	(1,056)	(52,138,000)	(27,380,000)
Net cash provided by continuing investing activities		125,573,000	17,687	125,823,000	42,699,000
Net cash provided by discontinued investing activities					4,375,000
Net cash provided by investing activities		125,573,000	17,687	125,823,000	47,074,000
Cash flows from financing activities:
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)					1,498,627,000
Proceeds from long-term loans from NetEase Group		99,289,000	13,984	225,941,000	257,522,000
Repurchase of ADSs		(127,543,000)	(17,964)	(50,700,000)
Proceeds from issuance of ordinary shares pursuant to incentive plan		9,312,000	1,312	9,408,000	27,564,000
Net cash provided by/(used in) financing activities	[1]	(18,942,000)	(2,668)	184,649,000	1,783,713,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash		1,961,000	276	4,588,000	(21,029,000)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(329,553,000)	(46,416)	(288,063,000)	463,348,000
Cash, cash equivalents and restricted cash at the beginning of the year		784,484,000	110,492	1,072,547,000	609,199,000
Cash, cash equivalents and restricted cash at the end of the year		454,931,000	64,076	784,484,000	1,072,547,000
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses		12,723,000	1,792	9,415,000	9,686,000
Cash paid for interest expense		63,358,000	8,924	39,412,000	28,567,000
Non-cash investing and financing activities:
Unpaid consideration for business combination					5,129,000
Changes in accrued liabilities and other payables related to property, equipment and software addition		¥ 2,556,000	$ 360	5,690,000	¥ 5,531,000
Receivable from agent for issuance of ordinary shares pursuant to incentive plan				¥ 693,000

[1]	There was no financing activity from discontinued operations.